Pensions (Details) - USD ($)		12 Months Ended
	Jul. 01, 2005	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pensions (Details) [Line Items]
Individual pension percentage				2.00%
Future Pension Payment			$ 0
Employee contribution percentage	6.00%
Pension cost			$ 358,957	$ 448,545	$ 467,076
Forecast [Member]
Pensions (Details) [Line Items]
Defined benefit pension amount		$ 0